Income Taxes (Reconciliation of The Provision For Income Taxes) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statutory tax rate	35.00%	35.00%
State tax rate, net of federal tax	1.78%	1.90%
Other permanent items	0.00%	0.00%
Change in valuation allowance	(36.78%)	(36.90%)
Effective tax rate	(0.00%)	0.00%